ACST - MSVK SUP-3 061113
Statement of Additional Information Supplement dated June 11, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund
Invesco California Tax-Free Income Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco Growth and Income Fund
Invesco Pennsylvania Tax-Free Income Fund
Invesco S&P 500 Index Fund
Invesco Small Cap Discovery Fund

Effective June 11, 2013, Mark Laskin is no longer a portfolio manager for Invesco Equity and Income Fund and Invesco Growth and Income Fund. All references to Mr. Laskin in Appendix H are deleted.
ACST - MSVK SUP-3 061113

VK EQI-STAT SUP-1 061113
Statutory Prospectus Supplement dated June 11, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y, R5 and R6 shares of the Fund listed below:
Invesco Equity and Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Chuck Burge	Portfolio Manager	2010
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010).

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mrs. Maly served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010).

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).
     Messrs. Bastian and Roeder and Ms. Maly manage the equity holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research. Mr. Burge is responsible for the management of the fixed income holdings of the Fund.
     A lead manager generally has final authority over all aspects of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
VK EQI-STAT SUP-1 061113

VK EQI-STAT SUP-1 061113
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK EQI-STAT SUP-1 061113

VK GRI-STAT SUP-1 061113
Statutory Prospectus Supplement dated June 11, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y, R5 and R6 shares of the Fund listed below:
Invesco Growth and Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Bastian (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. From 2003 to 2010, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. From 1992 to 2010, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. From 2002 to 2010, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. From 1999 to 2010, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity.
     Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.
     A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
VK GRI-STAT SUP-1 061113